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HUDSON CAPITAL
APPRECIATION FUND                                       110 Wall Street
(A Series of The Fahnestock Funds)                      New York, New York 10005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholder:

     We are pleased to present the Annual Report of Hudson Capital Appreciation Fund for the period ending December 31, 1996.

PERFORMANCE COMPARISON

     The Hudson Capital Appreciation Fund was ranked the #3 performing growth fund by Lipper Analytical Services for the year ending December 31, 1996.

     The Fund net asset value increased 40.7% for the full year of 1996. This compared to a 23.8% increase for the Standard & Poor's Composite Index of 500 Common Stocks and a 26.0% increase for the NASDAQ index. For the last six months of 1996, the Fund increased 17.8%, compared to a 12.0% increase for the S&P 500 and 14.0% for the NASDAQ index. At year end, the Fund's net asset value per share was $12.99 after payment of a capital gain distribution of $3.02 on December 30.

INVESTMENT STRATEGY

     Under the management of James Gerson, which began in the 4th Quarter of 1995, the Fund has continued to seek out well-managed companies whose current performance is under-recognized by the stock market, and thus can be purchased at reasonable prices. These companies may be large or small and can be found in many industries. At year end, the portfolio held approximately 62% of its assets in small and mid-cap companies, 33% in larger capitalization companies and 5% in cash and cash equivalents. Stocks purchased on this basis are sold when either the fundamentals change, or stock price appreciation make them fairly valued.

FACTORS AFFECTING PORTFOLIO PERFORMANCE

     The factors affecting our performance appear to be the character of the securities selected, which are primarily 'value' oriented growth companies. By 'value' we mean companies whose price in relation to their historical earnings growth rate is conservative and that have strong balance sheets. In addition, we seek successful companies that are expanding into related business areas where management competence is likely to once again, be rewarded. Often, this leads us to successful companies in out-of-favor or cyclical industries. When the market perception changes, we expect to be rewarded by an increase in the stock's price.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
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STOCK SELECTION

     As we look ahead, our stock selection shall continue to focus on the identification of undervalued companies whose stock prices do not yet reflect fundamental trends such as growth in sales, earnings and strong industry momentum. We do not attempt to anticipate market direction and so will remain relatively fully invested. We appreciate your confidence as we serve your long term investment needs.

Very truly yours,


/s/ ALBERT G. LOWENTHAL
Albert G. Lowenthal
Chairman of the Board

--------------------------------------------------------------------------------

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   THE VALUE OF A $10,000 INVESTMENT IN THE HUDSON CAPITAL APPRECIATION FUND

     The graph below illustrates the hypothetical investment of $10,000 in the Hudson Capital Appreciation Fund (the 'Fund') from March 5, 1991 (start of performance) to December 31, 1996, compared to the Standard and Poor's 500 Index (S&P 500).`D'

                      HUDSON CAPITAL APPRECIATION FUND
                           6 Year Total Returns

         [GRAPH OF HUDSON CAPITAL APPRECIATION FUND VERSUS S&P 500]


                 AVERAGE ANNUAL TOTAL RETURNS** FOR THE PERIOD
                            ENDED DECEMBER 31, 1996

1 Year.............................................................   34.20%
5 Year.............................................................   12.59%
Start of Performance (03/05/91)....................................   13.83%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

     * Represents a hypothetical investment of $10,000 in the Fund, after deducting the maximum sales load of 4.50% ($10,000 investment minus $450 sales load=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions.

     ** Total returns quoted reflect all applicable sales loads.

     `D' Source: The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.

--------------------------------------------------------------------------------

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HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                                                                  VALUE
----------                                                                                             -----------
              COMMON STOCKS -- 98.3%
              AGRICULTURE -- 10.7%
    10,000    AGCO Corporation                                                                          $   286,250
    17,000    Arcadian Corporation                                                                          450,500
    19,000    Con Agra, Inc.                                                                                945,250
                                                                                                        -----------
              Total                                                                                       1,682,000
                                                                                                        -----------

              BUILDING & CONSTRUCTION -- 4.5%
    20,000    Continental Homes Holding Corp.                                                               425,000
    22,500(b) Genlyte Group, Inc.                                                                           281,250
                                                                                                        -----------
              Total                                                                                         706,250
                                                                                                        -----------

              CHEMICALS -- 4.4%
     9,500    Arco Chemical Company                                                                         465,500
    20,000    NL Industries, Inc.                                                                           217,500
                                                                                                        -----------
              Total                                                                                         683,000
                                                                                                        -----------

              COMMUNICATIONS -- 1.5%
    15,000(b) IFR Systems, Inc.                                                                             236,250
                                                                                                        -----------
              Total                                                                                         236,250
                                                                                                        -----------

              COMPUTER PRODUCTS -- 4.8%
    15,000(b) EMC Corporation                                                                               496,875
    16,000(b) Phoenix Technology Ltd.                                                                       258,000
                                                                                                        -----------
              Total                                                                                         754,875
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                                                                  VALUE
----------                                                                                             -----------

              COMMON STOCKS (CONTINUED)
              CONSUMER PRODUCTS -- 9.7%
     6,000    Blount International Inc. -- Class A                                                      $   230,250
    31,000(b) Childrens Discovery Ctrs. Amer.                                                               217,000
    27,000(b) Helen of Troy Ltd.                                                                            594,000
    20,000(b) Mackie Designs, Inc.                                                                          130,000
    15,000    Regis Corp. Minnesota                                                                         243,750
    40,000(b) Sirena Apparel Group                                                                          103,750
                                                                                                        -----------
              Total                                                                                       1,518,750
                                                                                                        -----------

              ELECTRONICS -- 11.7%
    17,600(b) Aeroflex, Inc                                                                                  83,600
     7,000(b) ASM Lithography Holding                                                                       348,688
    10,000(b) NU Horizons Electronic                                                                         79,375
    25,000(b) Speedfam International                                                                        712,500
    15,000(b) Teradyne, Inc.                                                                                365,625
    10,000(b) UHratech Stepper, Inc.                                                                        237,500
                                                                                                        -----------
              Total                                                                                       1,827,288
                                                                                                        -----------

              ENVIRONMENTAL -- 1.4%
    33,000(b) Gundle/SLT Environmental, Inc.                                                                218,625
                                                                                                        -----------
              Total                                                                                         218,625
                                                                                                        -----------

             FINANCIAL -- 5.6%
     8,000   State Street Boston Corp.                                                                      516,000
     8,000   Travelers Group, Inc.                                                                          363,000
                                                                                                        -----------
             Total                                                                                          879,000
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                                                                  VALUE
----------                                                                                             -----------

              COMMON STOCKS (CONTINUED)
              INDUSTRIAL PRODUCTS -- 15.2%
    15,000    Baldor Electric                                                                           $   369,375
     8,000(b) Esterline Technologies Corp.                                                                  209,000
    13,000    Graco, Inc.                                                                                   318,500
    15,000(b) Jacobs Engineering Group, Inc.                                                                354,375
    18,375(b) New Brunswick Scientific                                                                      128,625
    33,000(b) Supreme Industries, Inc. -- Class A                                                           187,687
    15,000    Titan Wheel International, Inc                                                                191,250
    15,000    Valmont Industries                                                                            618,750
                                                                                                        -----------
              Total                                                                                       2,377,562
                                                                                                        -----------

              OIL, ENERGY & GAS EXPLORATION
              SERVICE, PRODUCTION AND DISTRIBUTION -- 9.8%
    15,000(b) Abacan Resources Corp.                                                                        130,313
     8,000(b) Hvide Marine, Inc.                                                                            174,000
    15,500(b) Louis Dreyfus Natural Gas Corp.                                                               265,437
     9,000(b) Petroleum Geo-Service                                                                         351,000
    28,699(b) Southern Union Company                                                                        631,378
                                                                                                        -----------
              Total                                                                                       1,552,128
                                                                                                        -----------

              PHARMACEUTICALS & HEALTH -- 7.1%
    14,000    McKesson Corp.                                                                                784,000
    16,000(b) Rehabcare Group, Inc.                                                                         322,000
                                                                                                        -----------
              Total                                                                                       1,106,000
                                                                                                        -----------

              RESTAURANTS -- 2.5%
    26,000(b) Garden Fresh Restaurant Corp.                                                                 263,250
    10,000(b) O'Charleys, Inc.                                                                              130,000
                                                                                                        -----------
              Total                                                                                         393,250
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SHARES                                                                                                  VALUE
----------                                                                                             -----------

              COMMON STOCKS (CONTINUED)
              RETAIL -- 4.1%
    15,000(b) Travis Boats & Motors, Inc.                                                               $   189,375
    20,000    Wal-Mart Stores, Inc.                                                                         457,500
                                                                                                        -----------
              Total                                                                                         646,875
                                                                                                        -----------

              TRANSPORTATION -- 5.3%
    15,000    Air Express International Corp.                                                               483,750
    20,000(b) Celadon Group, Inc.                                                                           220,000
    12,000(b) Matlack Systems, Inc.                                                                          82,500
    10,000(b) P.A.M. Transportation                                                                          45,625
                                                                                                        -----------
              Total                                                                                         831,875
                                                                                                        -----------
              TOTAL COMMON STOCKS (Cost $12,221,116)                                                     15,413,728
                                                                                                        -----------


 PRINCIPAL
  AMOUNT
-----------
               SHORT-TERM GOVERNMENT OBLIGATIONS -- 1.6%

 $ 250,000     United States Treasury Bill, 2/27/1997                                                        248,079
                                                                                                         -----------
               TOTAL SHORT-TERM GOVERNMENT OBLIGATIONS (Cost $248,079)                                       248,079
                                                                                                         -----------
               TOTAL INVESTMENTS -- 99.9% (Cost $12,469,195)(a)                                           15,661,807

               Cash and Other Assets in Excess of Liabilities -- 0.1%                                          8,913
                                                                                                         -----------
               Net Assets -- 100%                                                                        $15,670,720
                                                                                                         -----------
                                                                                                         -----------

------------

(a) The cost of investments for federal tax purposes amounts to $12,469,195. The net unrealized appreciation of investments on a federal tax basis amounts to $3,192,612 which is comprised of $3,665,603 appreciation and $472,991 depreciation at December 31, 1996.

(b) Non-income producing security.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
     Total investments in securities, at value (Cost $12,469,195) (Note 1)...........................   $15,661,807
     Dividends receivable............................................................................        14,004
     Receivable for Fund shares sold.................................................................       892,300
                                                                                                        -----------
          Total assets...............................................................................    16,568,111
                                                                                                        -----------

LIABILITIES:
     Due to custodian bank...........................................................................       643,236
     Payable for capital gain distribution...........................................................        35,702
     Payable for Fund shares redeemed................................................................         4,606
     Payable for investments purchased...............................................................        53,515
     Other payables and accrued expenses.............................................................       160,332
                                                                                                        -----------
          Total liabilities..........................................................................       897,391
                                                                                                        -----------
     Net assets......................................................................................   $15,670,720
                                                                                                        -----------
                                                                                                        -----------
     Shares of beneficial interest outstanding (unlimited number of $.001 par value shares
      authorized)....................................................................................     1,205,913
                                                                                                        -----------
                                                                                                        -----------
     Net asset value and redemption price per share ($15,670,720/1,205,913)..........................   $     12.99
                                                                                                        -----------
                                                                                                        -----------
     Maximum offering price per share (NAV/(1-maximum sales charge)).................................   $     13.60
                                                                                                        -----------
                                                                                                        -----------

NET ASSETS CONSIST OF:
     Paid in capital.................................................................................   $12,461,761
     Net unrealized appreciation of investments......................................................     3,192,612
     Accumulated net realized gain on investments....................................................        16,347
                                                                                                        -----------
          Net assets.................................................................................   $15,670,720
                                                                                                        -----------
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest.........................................................................................   $   58,441
     Dividends........................................................................................      123,664
                                                                                                         ----------
          Total income................................................................................      182,105
                                                                                                         ----------
Expenses: (Notes 2 and 3)
     Investment management fee........................................................................      133,239
     Distribution expenses............................................................................       66,620
     Legal, compliance and filing fees................................................................       93,249
     Custodian fee....................................................................................        9,564
     Shareholder servicing and related shareholder expenses...........................................       87,014
     Audit and accounting.............................................................................       36,273
     Amortization of organization expenses............................................................        4,085
     Trustees' fees and expenses......................................................................       18,991
     Other............................................................................................       17,226
                                                                                                         ----------
          Total expenses..............................................................................      466,261
                                                                                                         ----------
     Fees waived......................................................................................     (133,239)
     Net expenses.....................................................................................      333,022
                                                                                                         ----------
     Net investment loss..............................................................................     (150,917)
                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments......................................................................    2,958,488
Net change in unrealized appreciation of investments..................................................    1,794,231
                                                                                                         ----------
     Net gain on investments..........................................................................    4,752,719
                                                                                                         ----------
Net increase in net assets from operations............................................................   $4,601,802
                                                                                                         ----------
                                                                                                         ----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                             YEAR ENDED             YEAR ENDED
                                                                          DECEMBER 31, 1996     DECEMBER 31, 1995
                                                                          -----------------    --------------------

INCREASE (DECREASE) IN NET ASSETS:
Investment loss net....................................................      $  (150,917)          $    (22,887)
Net realized gain on investments.......................................        2,958,488              1,459,180
Unrealized appreciation (depreciation) of investments..................        1,794,231              1,073,821
                                                                          -----------------    --------------------
     Net increase in net assets resulting from operations..............        4,601,802              2,510,114
Distributions to shareholders from net realized gains..................       (2,791,224)            (1,442,286)
Share transactions -- net (Note 4).....................................        1,762,917             (4,844,459)
                                                                          -----------------    --------------------
     Net increase (decrease) in net assets.............................        3,573,495             (3,776,631)
Net Assets:
     Beginning of year.................................................       12,097,225             15,873,856
                                                                          -----------------    --------------------
     End of year.......................................................      $15,670,720           $ 12,097,225
                                                                          -----------------    --------------------
                                                                          -----------------    --------------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES.

Hudson Capital Appreciation Fund (the 'Fund') is a series of The Fahnestock Funds, a Massachusetts business trust (the 'Trust'). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long term growth through capital appreciation by investing primarily in equity securities. Current income is a secondary consideration. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     A) VALUATION OF SECURITIES

            Securities traded on a national securities exchange are valued at the price of the last sale on such exchange on the date as of which assets are valued. If no sale has occurred on such date, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B) FEDERAL INCOME TAXES

            It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     C) ORGANIZATION COSTS

            Organization expenses are being amortized on a straight-line basis over a period of five years.

     D) GENERAL

            Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     E) DIVIDENDS AND DISTRIBUTIONS

            Dividends and distributions to shareholders are recorded on the ex-dividend date.

            Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.

            The net effect of these differences for the year ended December 31, 1996 decreased undistributed net investment loss by $150,917 and decreased undistributed realized gains by $150,917.

     F) OTHER

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the 'Advisor') equal to 1.00% of the Fund's average daily net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million.

Under  the  Fund's  Administration Agreement  with  Fahnestock &  Co.  Inc. (the
'Administrator'),  the  Administrator  has  agreed  to  provide   administrative
services to the Fund at no charge.

The Advisor has agreed that, if in any fiscal year the sum of the Fund's expenses (excluding payments under the Distribution Plan) exceeds 2 1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1 1/2% of its average daily net assets in excess of $100 million, the Advisor will reduce the advisory fee or reimburse the Fund for any such excess amounts. During the year ended December 31, 1996, The Fund incurred investment management fees of $133,239. However, the Advisor has waived $133,239 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $35,000 of commissions on sales of the Fund's shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

At December 31,  1996, affiliated  Trustees owned  17,211 shares  (1.4%) of  the
Fund.

3. DISTRIBUTION PLAN.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan (the 'Plan') under which it may reimburse Fahnestock & Co. Inc. (the 'Distributor') for expenses relating to the distribution of Fund shares at an annual rate not to exceed .50 of 1% of the Fund's average daily net assets. Distribution expenses incurred in a year in excess of .50 of 1% of the Fund's average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST.

At December 31, 1996, the Fund had authorized an unlimited number of shares of beneficial interest ($.001 par value). Transactions were as follows:

                                                       YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31, 1996          DECEMBER 31, 1995
                                                 -----------------------    -----------------------
                                                  SHARES       AMOUNT        SHARES       AMOUNT
                                                 --------    -----------    --------    -----------
Sold...........................................   223,039    $ 2,946,523     141,457    $ 1,649,479
Issued on reinvestment of dividends and
  distributions................................   213,111      2,755,522     125,192      1,413,414
Redeemed.......................................  (292,500)    (3,939,128)   (654,267)    (7,907,352)
                                                 --------    -----------    --------    -----------
     Net increase (decrease)...................   143,650    $ 1,762,917    (387,618)   $(4,844,459)
                                                 --------    -----------    --------    -----------
                                                 --------    -----------    --------    -----------

5. INVESTMENT TRANSACTIONS.

Purchases and sales of investment securities, other than short-term investments, totaled $9,911,659 and $9,876,070, respectively. Fahnestock & Co. Inc. earned commissions of $3,180 for executing securities transactions of the Fund during the year ended December 31, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS.
   (for a share outstanding throughout each period)

                              YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                 1996           1995           1994           1993           1992           1991`DD'
                             ------------   ------------   ------------   ------------   ------------   -----------------
    Net asset value,
      beginning of period...   $  11.39       $  10.95       $  13.72       $  11.93       $  11.36          $ 10.00
    Income from investment
      operations:
    Net investment
      income/(loss).........      (0.10)         (0.03)         (0.06)         (0.13)         (0.05)            0.01
    Net realized and
      unrealized gains
      (losses) on
      investments...........       4.72           2.09          (1.48)          2.25           1.02             1.74
                             ------------   ------------   ------------   ------------   ------------       --------
        Total income from
          investment
          operations........       4.62           2.06          (1.54)          2.12           0.97             1.75
                             ------------   ------------   ------------   ------------   ------------       --------
    Less dividends paid to
      shareholders:
    Dividends paid from net
      realized gains on
      investments...........      (3.02)         (1.62)         (1.23)         (0.33)         (0.40)           (0.39)
                             ------------   ------------   ------------   ------------   ------------       --------
    Net asset value, end of
      period................   $  12.99       $  11.39       $  10.95       $  13.72       $  11.93          $ 11.36
                             ------------   ------------   ------------   ------------   ------------       --------
                             ------------   ------------   ------------   ------------   ------------       --------
Total return................      40.68%         18.94%        (11.22)%        17.77%          8.54%           17.50%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of
      period (000
      omitted)..............   $ 15,671       $ 12,097       $ 15,874       $ 19,227       $ 16,993          $11,987
    Ratio of expenses to
      average net assets....       2.50%`D'       2.50%`D'       2.49%`D'       2.49%`D'       2.50%`D'         2.48%*`D'
    Ratio of net investment
      income (loss) to
      average net assets....      (1.13)%`D'     (0.16)%`D'     (0.46)%`D'     (1.00)%`D'     (0.48)%`D'        0.11%*`D'
    Average commission rate
      paid..................   $ 0.0597`D'`D'     --           --             --             --              --
    Portfolio turnover
      rate..................      85.37%       197.71%        194.55%        154.18%         256.84%         250.85%

------------

*  Annualized

`D' The ratios of expenses and investment income/(loss) (net) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of 1.00%, .92%, .27%, .25%, 1.10% and .56%, respectively.

`DD' Reflects operations for the period from March 5, 1991 (commencement of operations) to December 31, 1991.

`D'`D' For the fiscal year beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases or sales of equity securities.

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
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HUDSON CAPITAL APPRECIATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Stockholders and Board of Trustees of Hudson Capital Appreciation Fund:

     We have audited the accompanying statement of assets and liabilities of Hudson Capital Appreciation Fund (the 'Fund') (The one series comprising the Fahnestock Funds), including the statement of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1992, and for the period March 5, 1991 (commencement of operations) to December 31, 1991, were audited by other auditors, whose report, dated February 10, 1993, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hudson Capital Appreciation Fund as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                         COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 17, 1997

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--------------------------------------------------------------------------------
HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)
     110 Wall Street
     New York, New York 10005
     Telephone (800) 221-5588
INVESTMENT ADVISOR
     Hudson Capital Advisors, Inc.
     805 Third Avenue
     New York, New York 10022
PRINCIPAL DISTRIBUTOR
     Fahnestock & Co. Inc.
     110 Wall Street
     New York, New York 10005
CUSTODIAN AND TRANSFER AGENT
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

-------------------------------------

This  report  is  submitted  for  the
general information of the
shareholders of the  Fund. It is  not
authorized    for   distribution   to
prospective  investors  in  the  Fund
unless  preceded or accompanied by an
effective prospectus, which  includes
information   regarding   the  Fund's
objectives and  policies,  experience
of  its management,  marketability of
shares, and other information.

HUDSON CAPITAL
APPRECIATION
FUND

ANNUAL REPORT
DECEMBER 31, 1996

   [LOGO]

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                           HUD 703013


              STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as ..........  'D'
The double dagger symbol shall be expressed as ... 'DD'